Financial assets and liabilities - Summary of Cash, Cash Equivalents and Current Financial Assets Denominated in US Dollars Affected Profit or Loss and Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	$ (85,647)	$ 9,295	$ 42,608
US Dollar | Strengthening
Disclosure of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	2,848
Current financial assets	13,354
Total cash, cash equivent and current financial assets	16,202
US Dollar | Weakening
Disclosure of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	(2,848)
Current financial assets	(13,354)
Total cash, cash equivent and current financial assets	(16,202)
US Dollar | Strengthening
Disclosure of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents
Current financial assets
Total cash, cash equivent and current financial assets
US Dollar | Weakening
Disclosure of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents
Current financial assets
Total cash, cash equivent and current financial assets